UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

James Ndiaye

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2269

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2010

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (C)— 92.9%

CAYMAN ISLANDS — 92.9%
Aberdeen Loan Funding, Ser 2008-1A, Cl B
1.899%, 11/01/18 (A)(B)	$4,500,000	$3,622,500
ACAS Business Loan Trust , Ser 2005-1A
0.499%, 07/25/19 (A)(B)	8,664,914	7,798,422
ACAS Business Loan Trust, Ser 2004-1A, Cl A
0.569%, 10/25/17 (A)(B)	617,135	589,364
ACAS Business Loan Trust, Ser 2007-1A, Cl A
0.390%, 08/16/19 (A)(B)	1,018,627	920,584
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.650%, 11/18/19 (A)(B)	819,266	725,050
ACAS CLO, Ser 2007-1A, Cl A1J
0.559%, 04/20/21 (A)(B)	6,800,000	5,236,000
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl E
11.460%, 04/16/21 (B)	2,000,000	660,000
3.751%, 04/16/21 (A)(B)	5,000,000	2,100,000
Ares IX CLO, Ser 2007-11A, Cl SUB
20.930%, 04/20/17 (A)(B)	3,050,000	1,159,000
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl B
0.490%, 08/22/16 (A)(B)	4,615,543	4,269,377
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl APT
0.480%, 09/20/22 (A)(B)	1,645,108	1,546,401
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl C
0.920%, 09/20/22 (A)(B)	5,000,000	3,150,000
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.450%, 09/20/22 (A)(B)	643,334	601,517
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1B
0.570%, 09/20/22 (A)(B)	5,712,000	4,998,000

Description	Par Value	Fair Value

CapitalSource Commercial Loan Trust, Ser 2007-1A, Cl A
0.370%, 03/20/17 (A)(B)	$9,368,094	$8,712,327
CIFC Funding, Ser 2007-1A, Cl INC
23.380%, 05/10/21	1,000,000	450,000
CIFC Funding, Ser 2007-1A, Cl A3L
1.000%, 05/10/21 (A)(B)	2,800,000	1,792,000
CIFC Funding, Ser 2007-2A, Cl B
1.001%, 04/15/21 (A)(B)	5,000,000	3,100,000
CIFC Funding, Ser 2007-3A, Cl B
1.499%, 07/26/21 (A)(B)	12,000,000	7,794,000
CIT CLO, Ser 2007-1A, Cl D
2.253%, 06/20/21 (A)(B)	3,000,000	1,425,000
CIT CLO, Ser 2007-1A, Cl E
5.271%, 06/20/21 (A)	3,000,000	1,050,000
COLTS Trust, Ser 2005-2A, Cl C
1.121%, 12/20/18 (A)(B)	5,000,000	3,000,000
COLTS Trust, Ser 2007-1A, Cl C
1.071%, 03/20/21 (A)(B)	26,500,000	15,900,000
DFR Middle Market CLO, Ser 2007-1A
1.249%, 07/20/19	1,000,000	680,000
Duane Street CLO V, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (B)	2,500,000	375,000
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.149%, 04/23/21 (A)(B)	13,438,000	7,794,040
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
1.873%, 11/15/20 (A)(B)	12,605,000	5,987,375
Franklin CLO IV
5.200%, 09/20/15	2,000,000	140,000
Freidberg Milstein Preferred
0.000%, 01/15/19 (A)	1,000,000	15,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl C1
3.950%, 01/15/19 (A)(B)	2,000,000	1,040,000

1

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2010

Description	Par Value	Fair Value

Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl B1
1.151%, 01/15/19 (A)(B)	$1,400,000	$910,000
Gale Force CLO, Ser 2007-3A, Cl C
0.951%, 04/19/21 (A)(B)	5,000,000	3,150,000
Gleneagles CLO, 2005-1A, Cl C
1.149%, 11/01/17 (A)(B)	10,064,911	5,233,754
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B
0.849%, 12/20/18 (A)(B)	15,500,000	11,160,000
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1B, Cl C
1.249%, 12/20/18 (A)(B)	12,710,000	6,863,400
Grayson CLO, Ser 2006-1A, Cl A1B
0.609%, 11/01/21 (A)(B)	28,000,000	18,760,000
Grayson CLO, Ser 2006-1A, Cl A2
0.659%, 11/01/21 (A)(B)	10,000,000	5,000,000
Green Lane CLO, Ser 2004-1A, Cl B
1.399%, 01/30/17 (A)(B)	10,000,000	7,100,000
GSC Partners CDO Fund, Ser 2004-5A, Cl A1
0.631%, 11/20/16 (A)(B)	8,740,974	7,888,729
GSC Partners CDO Fund, Ser 2006-7A, Cl C
1.252%, 05/25/20 (A)(B)	7,000,000	3,850,000
Hudson Straits CLO, Ser 2004-1A, Cl B
1.001%, 10/15/16 (A)(B)	6,200,000	4,898,000
Jasper CLO, Ser 2005-1A, Cl B
0.829%, 08/01/17 (A)(B)	5,000,000	3,950,000
Lightpoint CLO, Ser 2006-4A, Cl C
2.051%, 04/15/18 (A)(B)	6,750,000	3,442,500
Newstar Trust, Ser 2007-1A, Cl A1
0.492%, 09/30/22 (A)(B)	5,681,062	4,857,308
Ocean Trails CLO, Ser 2007-2A, Cl A2
0.611%, 06/27/22 (A)(B)	500,000	382,500

Description	Par Value	Fair Value

Red River CLO, Ser 1A, Cl B
0.699%, 07/27/18 (A)(B)	$5,000,000	$3,250,000
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.549%, 08/01/21 (A)(B)	6,395,941	5,084,773
Rockwall CDO, Ser 2007-1A, Cl A1LB
0.799%, 08/01/24 (A)(B)	12,000,000	6,000,000
Sargas CLO, Ser 2006-1A, Cl C
0.849%, 10/20/18 (A)(B)	19,284,807	13,692,213
Sargas CLO, Ser 2006-1A, Cl B
0.649%, 10/20/18 (A)(B)	1,885,626	1,489,644
Sargas CLO, Ser 2006-1A
0.000%, 10/20/18 (B)	2,834,402	942,439
Stanfield Azure CLO
0.000%, 05/27/20 (A)	5,000,000	1,250,000
Stanfield Daytona CLO, Ser 2007-1A, C1
0.000%, 04/27/21	5,000,000	1,887,500
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.749%, 01/29/20 (A)(B)	5,465,956	4,591,403
Stone Tower CDO, Ser 2004-1A, Cl B1L
2.999%, 01/29/40 (A)(B)	3,632,313	181,616
Telos CLO, Ser 2006-1A, Cl C
1.099%, 10/11/21 (A)(B)	7,000,000	3,500,000
Telos CLO, Ser 2006-1A, Cl D
1.949%, 10/11/21 (A)(B)	8,000,000	3,200,000
Telos CLO, Ser 2007-2A, Cl D
2.451%, 04/15/22 (A)(B)	12,000,000	4,800,000
Tralee CDO, Ser 2007-1X, Cl COM3
1.251%, 04/16/22	7,000,000	3,045,000
Waterfront CLO, Ser 2007-1A, Cl A2
0.651%, 08/02/20 (A)(B)	4,375,000	3,346,875
Waterfront CLO, Ser 2007-1A, Cl A3
0.801%, 08/02/20 (A)(B)	4,500,000	3,307,500

2

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2010

Description	Par Value/Cost	Fair Value

Westwood CDO, Ser 2007-2A , Cl C
0.949%, 04/25/22 (A)(B)	$10,000,000	$5,400,000
Westwood CDO, Ser 2007-2A , Cl A2
0.599%, 04/25/22 (A)(B)	5,000,000	3,550,000

		252,596,111

Total Asset-Backed Securities (Cost $195,216,556)		252,596,111

HEDGE FUNDS — 9.6%

CAYMAN ISLANDS — 9.6%
Ares Enhanced Credit Opportunities, L.P. (D)(H)(I)	9,000,000	8,980,272
Goldentree Credit Opportunities, L.P. (D)(H)(I)	7,500,000	7,556,910
Highland Financial Partners, L .P. (D)(G)(I)	1,500,000	—
Stone Tower Credit, L.P.(D)	10,000,000	9,473,100

		26,010,282

Total Hedge Funds (Cost $34,000,000)		26,010,282

Description	Shares	Fair Value

MONEY MARKET FUND — 9.3%

UNITED STATES — 9.3%
SEI Daily Income Trust Prime Obligation Fund, Cl A, 0.070% (E)(F)	25,357,295	$25,357,295

Total Money Market Fund (Cost $25,357,295)		25,357,295

Total Investments — 111.8% (Cost $254,573,851) (J)		$303,963,688

The following restricted securities were held by the Fund as of March 31, 2010:

	Acquisition Date	Cost	Fair Value	% of Partners’ Capital	First Available Redemption Date	Liquidity Frequency
Ares Enhanced Credit Opportunities, L.P.	5/1/2008	$9,000,000	$8,980,272	3.3%	6/30/2011	Quarterly
Goldentree Credit Opportunities, L.P.	12/4/2007	7,500,000	7,556,910	2.8%	12/31/2010	Semi-Annual
Highland Financial Partners, L.P.	6/11/2008	7,500,000	—	0.0%	N/A - Fund in liquidation	N/A - Fund in liquidation
Stone Tower Credit, L.P.	8/1/2008	10,000,000	9,473,100	3.5. %	3/31/2010	Quarterly

Percentages based on Partners’ Capital of $271,852,787.

CDO — Collateralized Debt Obligation

CIFC — Commercial Industrial Finance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

3

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2010

(A)	Variable rate security. The rate reported is the rate in effect as of March 31, 2010.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2010 was $252,596,111 and represented 92.9% of Partners’ Capital.

(D)	Security considered restricted.

(E)	Rate shown is the 7-day effective yield as of March 31, 2010.

(F)	Investment in affiliated security.

(G)	Hedge Fund is in liquidation. Distributions from the Hedge Fund in liquidation may be received at anytime, subject to the discretion of the Hedge Fund.

(H)	The selected class of Hedge Fund is still in its initial lock – up period. The frequency of redemptions may be extended until the Hedge Fund exits this period.

(I)	Non–income producing security.

(J)	The aggregate cost of investments for tax purposes was $254,573,851. Net unrealized appreciation on investments for tax purposes was $49,389,837 consisting of $63,364,509 of gross unrealized appreciation and $(13,974,672) of gross unrealized depreciation.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$252,596,111	$252,596,111
Hedge Funds	—	9,473,100	16,537,182	26,010,282
Money Market Fund	25,357,295	—	—	25,357,295

Total Investments in Securities	$25,357,295	$9,473,100	$269,133,293	$303,963,688

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Hedge Funds
Beginning balance as of January 1, 2010	$284,944,211	$14,873,234
Accrued discounts/premiums	(128,482)	—
Realized gain/(loss)	39,025,314	—
Change in unrealized appreciation/(depreciation)	4,199,728	1,663,948
Net purchases/sales	(75,444,660)	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of March 31, 2010	$252,596,111	$16,537,182

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$9,924,516	$1,663,948

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Structured Credit Fund, LP

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: May 28, 2010

By (Signature and Title)	/s/ STEPHEN F. PANNER
Stephen F. Panner, Treasurer

Date: May 28, 2010